Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combinations [Abstract]
Schedule of Summarizes the Purchase Price Allocation

The following table summarizes the purchase price allocation as of August 1, 2025:

Total
Cash and cash equivalents	$276
Restricted cash	21
Accounts receivables, net	1,271
Contract assets	833
Prepaid expenses and other current assets	424
Property, plant and equipment, net	112
Capital work-in-progress	279
Intangible assets:
Developed technology	5,800
Customer relationships	3,100
Tradename	600
Goodwill	12,520
Other receivable, related party	417
Right of use asset	191
Accounts payable	(1,289)
Accrued expenses and other current liabilities	(741)
Contract liabilities	(251)
Operating lease liability	(180)
Loan payable	(1)
Deferred tax liability- Intangible asset	(3,268)
Deferred tax liability - pre existing temporary differences	(114)
Purchase price consideration	$20,000

The following table summarizes the provisional purchase price allocation as of December 31, 2025:

Total
Cash and cash equivalents	$1,094
Accounts receivables, net	37,334
Due from related party	1,358
Prepaid expenses and other current assets	482
Deferred tax assets	42
Intangible assets:
Customer relationships	10,700
Tradename	3,100
Goodwill	35,487
Accounts payable	(32,402)
Accrued expenses and other current liabilities	(825)
Accounts receivable financing facility	(12,342)
Deferred tax liability- Intangible asset	(2,238)
Due to related party	(7,277)
Purchase price consideration	$34,513
The following table summarizes the provisional purchase price allocation to the identifiable assets acquired and liabilities assumed from the acquisition of 42 Telecom as of August 1, 2025:
Total
Cash and cash equivalents	$276,229
Restricted cash	20,705
Accounts receivables, net	1,271,006
Contract assets	832,742
Prepaid expenses and other current assets	423,957
Property, plant and equipment, net	111,957
Capital work-in-progress	278,893
Intangible assets:
Developed technology	5,800,000
Customer relationships	3,100,000
Tradename	600,000
Goodwill	12,519,695
Other receivable, related party	417,095
Right of use asset	191,127
Accounts payable	(1,289,041)
Accrued expenses and other current liabilities	(741,002)
Contract liabilities	(250,503)
Operating lease liability	(179,624)
Loan payable	(915)
Deferred tax liability on identified intangible assets	(3,268,425)
Deferred tax liability on pre existing temporary differences	(113,896)
Purchase price consideration	$20,000,000

The following table summarizes the provisional purchase price allocation to the identifiable assets acquired and liabilities assumed from the acquisition of Telvantis Voice Services, Inc. as of December 31, 2025:

Total
Cash and cash equivalents	$1,094,457
Accounts receivables, net	37,333,769
Due from related party	1,357,768
Prepaid expenses and other current assets	482,420
Deferred tax assets	41,607
Intangible assets:
Customer relationships	10,700,000
Tradename	3,100,000
Goodwill	35,486,899
Accounts payable	(32,402,097)
Accrued expenses and other current liabilities	(824,625)
Accounts receivable financing facility	(12,342,163)
Deferred tax liability on identified intangible assets	(2,238,117)
Due to related party	(7,276,918)
Purchase price consideration	$34,513,000

Schedule of Business Acquisitions by Acquisition, Contingent Consideration

The total purchase price consideration was $20,000,000, consisting of the following:

Common stock issued	$12,880,000	(1)
Contingent consideration	7,120,000	(2)

Purchase price consideration	$20,000,000

(1)	Represents the fair value of 8,000,000 shares of the Company’s common stock issued to Heritage Ventures Ltd. at closing on August 1, 2025. The shares had a marketable value of $18,400,000 based on the closing market price of $2.30 per share on the acquisition date. The fair value was adjusted to $12,880,000 to reflect a 30% discount for lack of marketability, using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 10-month trickle-out release restrictions applicable to the shares under the Exchange Agreement.

(2)	Represents the acquisition-date fair value of contingent consideration consisting of two components. First, up to 1,000,000 bonus shares of the Company’s common stock are issuable to Heritage Ventures Ltd. contingent upon 42 Telecom achieving a consolidated net profit threshold of $1,000,000 for the year ended December 31, 2025, with pro-rata releases of 1,000,000 shares for each $1,000,000 of net profit above the threshold. Second additional shares are issuable to satisfy a $30,000,000 minimum valuation guarantee measured 9 months from the audit completion date of 42 Telecom, with additional shares issued to the extent the aggregate 30-day VWAP of all shares issued in the transaction falls below the guaranteed amount. The acquisition-date fair value of each component was determined using a risk-neutral Monte Carlo simulation incorporating the Company’s projected financial results, applicable volatility assumptions, and a 30% discount for lack of marketability determined using a Black-Scholes put option model, reflecting the lock-up and trickle-out release restrictions applicable to the shares. The aggregate acquisition-date fair value of both components was determined $7,120,000 using a risk-neutral Monte Carlo simulation of projected FCCN share prices, incorporating an equity volatility factor of 90% and applicable risk-free and corporate bond discount rates to reflect counterparty risk. The contingent consideration is classified as a liability and remeasured at fair value at each reporting date with changes in fair value recognized in the consolidated statements of operations. See Note 4 — Fair Value Measurements for the remeasured fair value as of December 31, 2025. The following table summarizes the provisional purchase price allocation to the identifiable assets acquired and liabilities assumed from the acquisition of 42 Telecom as of August 1, 2025:

The total purchase price consideration was $34,513,000, consisting of the following:

Common stock issued	$3,407,250	(1)
Contingent consideration	31,105,750	(2)
Purchase price consideration	$34,513,000

(1)	Represents the fair value of 1,500,000 shares of the Company’s common stock issuable to the sellers at closing. As the shares had not been formally issued as of December 31, 2025, the obligation is reflected as common stock to be issued within stockholders’ equity in the consolidated balance sheet. The shares had a marketable value of $6,195,000 based on the closing market price of $4.13 per share on the acquisition date. The fair value was adjusted to $3,407,250 to reflect a 45% discount for lack of marketability, determined by an independent valuation specialist using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 30-month trickle-out release restrictions applicable to the shares.

(2)	Represents the acquisition-date fair value of contingent consideration consisting of two components. First, up to 8,500,000 earn-out shares of the Company’s common stock are issuable to the sellers contingent upon Telvantis achieving specified performance thresholds for the year ending December 31, 2026: (i) 1,000,000 earn-out shares for each $1,000,000 of annualized net operating profit above $1,500,000, up to a maximum of 8,500,000 shares upon achievement of $10,000,000 of net operating profit; or alternatively, (ii) the equivalent number of shares upon achievement of total annualized gross revenues of $665,000,000 with an equivalent or superior operating margin as compared to 2025 results. Second, additional shares are issuable to the extent the aggregate 30-day VWAP of all shares issued in the transaction falls below a $65,000,000 minimum share value measured as of December 31, 2026, with Spectral having the option to satisfy the shortfall through issuance of additional shares or other consideration. The acquisition-date fair value of each component was determined using a risk-neutral Monte Carlo simulation incorporating correlated gross revenue and operating profit projections, a gross revenue volatility factor of 25%, an operating profit volatility factor of 65%, an 80% correlation between gross revenue and operating profit., and a 45% discount for lack of marketability determined using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 30-month trickle-out release restrictions applicable to the shares. The aggregate acquisition-date fair value of both components was $31,105,750. The contingent consideration is classified as a liability and remeasured at fair value at each reporting date with changes in fair value recognized in the consolidated statements of operations. See Note 4 — Fair Value Measurements for the remeasured fair value as of December 31, 2025.

Schedule of Pro Forma Financial Information
	Year Ended
	December 31,
	2025	2024
Net revenues	$259,800,594	$48,273,959
Net loss	$(8,186,604)	$(3,297,967)
Net loss per common share	$(0.10)	$(0.05)